SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash investing and financing activities and other supplemental cash flow information follows (in millions):

	2017	2016	2015
Accrued but unpaid additions to property and equipment at December 31	$21.4	$21.0	$32.2
Cash interest payments in excess of interest capitalized	150.2	159.2	143.8
Income tax payments (refunds), net	30.0	38.1	37.5